Sutherland, Asbill & Brennan, L.L.P.
			       Atlanta    Austin     New York     Washington

1275 PENNSYLVANIA AVENUE, N.W.					  TEL: (202) 383-0100
   WASHINGTON, D.C. 20004-2404					  FAX: (202) 637-3593

                THOMAS E. BISSET
           DIRECT LINE: (202) 383-0117
           Internet: tbisset@sablaw.com



February 23, 1998

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

		Re:  	Citicorp Life Insurance Company
			Citicorp Life Variable Annuity Separate Account
			File No. 33-81626

Dear Commissioners:

	On behalf of Citicorp Life Insurance Company (the "Company") and Citicorp Life Variable Annuity Separate Account (the "Account"), we are transmitting for filing under Rule 497(e) of the Securities Act of 1933 a supplement to the form of prospectus and Statement of Additional Information ("SAI") dated
May 1, 1997, used after the effective date of the registration statement on Form N-4 for deferred variable annuity contracts offered by the Company through the Account.

	If you have any questions, please contact the undersigned at (202) 383-0117.

						Sincerely,


						/s/ Thomas E. Bisset
						     Thomas E. Bisset


Enclosures

cc:	Eric S. Miller
	Stephen E. Roth